Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain (Parenthetical) (Detail) (Mangas Everest Societe Par Actions Simplifiee)	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010
Mangas Everest Societe Par Actions Simplifiee
Divestitures [Line Items]
Percentage of retained noncontrolling investment	33.66%	40.00%	40.00%	40.00%